Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	Nov. 01, 2023	Jul. 31, 2024	Oct. 31, 2023	Nov. 01, 2022
Significant Accounting Policies, Estimates and Judgments [Line Items]
Increase in Other components of equity		$ 8,048	$ 6,852
Cumulative reduction in retained earnings net of tax		86,065	$ 81,715
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | Estimated retrospective adjustments [member] | IFRS 17 [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Cumulative reduction in retained earnings net of tax				$ 2,400
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | 2024 [member] | IFRS 17 [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Insurance contract liability cumulative impact of measurement				$ 1,800
Designated as FVTPL To Classified As FVTPL [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	$ 8,300
Designated as FVTPL To Classified As FVTPL [member] | Financial assets at amortised cost, class [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	2,000
Designated As FVTPL To Classified As FVOCI [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	500
Designated As FVTPL To Classified As FVOCI [member] | Financial assets at amortised cost, class [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	300
FVOCI To Classified As FVTPL [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	1,700
FVTPL To Designated As FVOCI [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	$ 300
Increase (decrease) due to changes in accounting policy [member] | IFRS 17 [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Increase in Other components of equity		$ 656